SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 18: SUBSEQUENT EVENTS

On February 10, 2015, the Company consummated the acquisition of 100% of the shares of Make Me Reach SAS, a private French Company headquartered in Paris, France ("MakeMeReach").

MakeMeReach enables mobile app developers to efficiently and effectively scale their advertising campaigns on social media, with a specific focus on optimizing mobile ad campaigns. MakeMeReach is a Facebook Preferred Marketing Developer (PMD) and Twitter Marketing Platform Partner (MPP).

The Purchase price was $5,583 in cash and $4,759 in form of 1,437,510 ordinary shares. In the subsequent 12 months, the Company may be required to pay additional $442 in cash and issue an additional $442 in ordinary shares to the founder of MakeMeReach, subject to retention conditions. In addition, certain key employees of MakeMeReach are entitled to retention payments in an aggregate amount of $775, of which $144 in cash and $63 in the form of 18,998 ordinary shares were paid upon closing. An additional $360 in cash and $208 in ordinary shares may be paid to such key employees in the 12 months post-closing, subject to retention conditions.

The acquisition will be accounted for as a business combination under ASC 805, “Business Combination”. The purchase price allocation for the acquisition has not been determined as of the filing of this report.